Segment Reporting - Schedule of Revenue by Geographic Location of the Company’s Revenue (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)		Jun. 30, 2023 MYR (RM)
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	RM 22,421,335		$ 5,327,758	RM 22,428,825		RM 34,269,482
Thailand [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	11,018,521		2,618,221	10,863,491		13,839,239
Malaysia [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	5,704,747		1,355,562	6,635,737		8,779,051
Switzerland [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	5,180,589		1,231,012	3,274,015		7,823,338
United States of America [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	97,439		23,153	973,061		3,467,540
Others [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	RM 420,039	[1]	$ 99,810	RM 682,521	[1]	RM 360,314	[1]

[1]	No revenue from other single country amounted to 3% or more of the Company’s revenue.